Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Global Realty Shares, Inc.
Entity Central Index Key	0001033969
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class A
Trading Symbol	CSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 7.70% total return in the six months ended June 30, 2025, compared with the FTSE EPRA Index - net,[1] which returned 6.07%, and the MSCI World Index - net, which returned 9.47%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. High and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock fell late in the period when the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to the timing of an allocation to diversified property owner Balder. Stock selection and an underweight in Canada detracted from performance as well; the Fund did not invest in several stocks that had significant gains post tariff and election uncertainties.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Hong Kong	Canada

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	5.65%	4.97%	4.16%
Without sales charge	10.63%	5.94%	4.64%
FTSE EPRA Index - net[1]	11.18%	5.10%	3.17%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,007,466,843
Holdings Count | shares	91
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$2,007,466,843
Number of portfolio holdings (excluding derivatives)	91
Portfolio turnover rate[3]	31%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%

Sector diversification[4,6]	(%)
Diversified	20.8%
Residential	14.3%
Health Care	12.0%
Retail	11.1%
Industrials	10.2%
Data Centers	9.4%
Self Storage	5.8%
Office	3.7%
Infrastructure	3.6%
Other (includes short-term investments)	9.1%

Country diversification[4,6]	(%)
United States	62.2%
Japan	9.1%
Australia	6.7%
United Kingdom	4.1%
Hong Kong	3.3%
Singapore	2.8%
Germany	2.4%
France	2.2%
Belgium	1.8%
Other (includes short-term investments)	5.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class C
Trading Symbol	CSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$95	1.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 7.34% total return in the six months ended June 30, 2025, compared with the FTSE EPRA Index - net,[1] which returned 6.07%, and the MSCI World Index - net, which returned 9.47%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. High and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock fell late in the period when the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to the timing of an allocation to diversified property owner Balder. Stock selection and an underweight in Canada detracted from performance as well; the Fund did not invest in several stocks that had significant gains post tariff and election uncertainties.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Hong Kong	Canada

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	8.92%[2]	5.25%	3.96%
Without sales charge	9.92%	5.25%	3.96%
FTSE EPRA Index - net[1]	11.18%	5.10%	3.17%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,007,466,843
Holdings Count | shares	91
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$2,007,466,843
Number of portfolio holdings (excluding derivatives)	91
Portfolio turnover rate[3]	31%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%

Sector diversification[4,6]	(%)
Diversified	20.8%
Residential	14.3%
Health Care	12.0%
Retail	11.1%
Industrials	10.2%
Data Centers	9.4%
Self Storage	5.8%
Office	3.7%
Infrastructure	3.6%
Other (includes short-term investments)	9.1%

Country diversification[4,6]	(%)
United States	62.2%
Japan	9.1%
Australia	6.7%
United Kingdom	4.1%
Hong Kong	3.3%
Singapore	2.8%
Germany	2.4%
France	2.2%
Belgium	1.8%
Other (includes short-term investments)	5.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class I
Trading Symbol	CSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 7.85% total return in the six months ended June 30, 2025, compared with the FTSE EPRA Index - net,[1] which returned 6.07%, and the MSCI World Index - net, which returned 9.47%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. High and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock fell late in the period when the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to the timing of an allocation to diversified property owner Balder. Stock selection and an underweight in Canada detracted from performance as well; the Fund did not invest in several stocks that had significant gains post tariff and election uncertainties.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Hong Kong	Canada

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class I2	10.95%	6.26%	4.97%
FTSE EPRA Index - net[1]	11.18%	5.10%	3.17%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,007,466,843
Holdings Count | shares	91
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$2,007,466,843
Number of portfolio holdings (excluding derivatives)	91
Portfolio turnover rate[3]	31%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%

Sector diversification[4,6]	(%)
Diversified	20.8%
Residential	14.3%
Health Care	12.0%
Retail	11.1%
Industrials	10.2%
Data Centers	9.4%
Self Storage	5.8%
Office	3.7%
Infrastructure	3.6%
Other (includes short-term investments)	9.1%

Country diversification[4,6]	(%)
United States	62.2%
Japan	9.1%
Australia	6.7%
United Kingdom	4.1%
Hong Kong	3.3%
Singapore	2.8%
Germany	2.4%
France	2.2%
Belgium	1.8%
Other (includes short-term investments)	5.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class R
Trading Symbol	GRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$69	1.34%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 7.60% total return in the six months ended June 30, 2025, compared with the FTSE EPRA Index - net,[1] which returned 6.07%, and the MSCI World Index - net, which returned 9.47%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. High and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock fell late in the period when the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to the timing of an allocation to diversified property owner Balder. Stock selection and an underweight in Canada detracted from performance as well; the Fund did not invest in several stocks that had significant gains post tariff and election uncertainties.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Hong Kong	Canada

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class R2	10.45%	5.78%	4.50%
FTSE EPRA Index - net[1]	11.18%	5.10%	3.17%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,007,466,843
Holdings Count | shares	91
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$2,007,466,843
Number of portfolio holdings (excluding derivatives)	91
Portfolio turnover rate[3]	31%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%

Sector diversification[4,6]	(%)
Diversified	20.8%
Residential	14.3%
Health Care	12.0%
Retail	11.1%
Industrials	10.2%
Data Centers	9.4%
Self Storage	5.8%
Office	3.7%
Infrastructure	3.6%
Other (includes short-term investments)	9.1%

Country diversification[4,6]	(%)
United States	62.2%
Japan	9.1%
Australia	6.7%
United Kingdom	4.1%
Hong Kong	3.3%
Singapore	2.8%
Germany	2.4%
France	2.2%
Belgium	1.8%
Other (includes short-term investments)	5.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class Z
Trading Symbol	CSFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 7.90% total return in the six months ended June 30, 2025, compared with the FTSE EPRA Index - net,[1] which returned 6.07%, and the MSCI World Index - net, which returned 9.47%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. High and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock fell late in the period when the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to the timing of an allocation to diversified property owner Balder. Stock selection and an underweight in Canada detracted from performance as well; the Fund did not invest in several stocks that had significant gains post tariff and election uncertainties.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Hong Kong	Canada

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class Z2	11.04%	6.32%	5.01%
FTSE EPRA Index - net[1]	11.18%	5.10%	3.17%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,007,466,843
Holdings Count | shares	91
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$2,007,466,843
Number of portfolio holdings (excluding derivatives)	91
Portfolio turnover rate[3]	31%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%

Sector diversification[4,6]	(%)
Diversified	20.8%
Residential	14.3%
Health Care	12.0%
Retail	11.1%
Industrials	10.2%
Data Centers	9.4%
Self Storage	5.8%
Office	3.7%
Infrastructure	3.6%
Other (includes short-term investments)	9.1%

Country diversification[4,6]	(%)
United States	62.2%
Japan	9.1%
Australia	6.7%
United Kingdom	4.1%
Hong Kong	3.3%
Singapore	2.8%
Germany	2.4%
France	2.2%
Belgium	1.8%
Other (includes short-term investments)	5.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.3%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.7%
Invitation Homes, Inc.	3.6%
Goodman Group	3.2%
Extra Space Storage, Inc.	2.9%
Sun Communities, Inc.	2.8%
Equinix, Inc.	2.8%
Crown Castle, Inc.	2.7%
Simon Property Group, Inc.	2.7%